Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2011
Basis of Presentation and Summary of Significant Accounting Policies
Customer Percent of Gross Trade Receivables

	Percent of Revenue			Percent of Gross Trade Receivables at June 30,
	2011	2010	2009	2011	2010
Walgreen Co.	23%	24%	24%	31%	32%
CVS Caremark Corporation	22%	22%	21%	20%	21%

GPO Percentage of Revenue

	Percent of Revenue
	2011	2010	2009
GPO members	14%	15%	15%

Depreciation Expense

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Depreciation expense	$243.7	$233.4	$206.9

Vendor Reserves

	June 30,
(in millions)	2011	2010
Vendor reserves	$41.0	$27.8

Dividends Paid

	Fiscal Year Ended June 30,
	2011	2010	2009
Cash dividends per Common Share	$0.78	$0.70	$0.56

Sales Returns and Allowances

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Sales returns and allowances	$1,651.4	$1,516.2	$1,391.4

Shipping and Handling Costs

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Shipping and handling costs	$325.7	$293.5	$289.7

Foreign Currency Translation Gains/(Losses) in AOCI

	June 30,
(in millions)	2011	2010
Foreign currency translation gains/(losses)	$71.1	$(1.0)